Prepaid expenses	12 Months Ended
Dec. 31, 2021
Prepaid Expenses
Prepaid expenses

6.	Prepaid expenses

The Company’s prepaid expenses relate to the following:

	December 31 2021		December 31 2020
		$		$

Research and development		714,716		220,084
Insurance		441,388		—
Investor relations conferences and services		60,254		44,115
Consulting		50,000		—
Administrative services		4,198		—
	1,270,556		264,199

During 2018, the Company entered into an agreement with Cato Research Canada Inc. (“Cato”) to manage a planned clinical study. As part of this agreement, the Company made a payment of US$505,331 and has committed to utilize Cato for this clinical study, subject to certain conditions. During the year ended December 31, 2020, Cato agreed to apply $436,240 of the payments against the accounts payable balance owing to Cato and forgive interest on these balances of $36,234.